Cash and Cash Equivalents (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 54	$ 48	$ 47	$ 52
Cash at bank	10,685	2,596	4,146	1,194
Cash and cash equivalents	$ 10,739	$ 2,644	$ 4,193	$ 1,246	$ 3,624